Finance Income and Finance Expenses	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Disclosure of finance income and (expenses)
7.	Finance Income and Finance Expenses
The composition of finance income is as follows:

	Yen in millions
	Year ended March 31,
	2019	2020	2021
Interest income
Financial assets measured at amortized cost	196	157	6
Dividend income
Equity instruments measured at FVOCI held at the end of the year	126	138	132
Foreign exchange gains	97	—	—
Other	2	—	—

Total	421	295	138

The composition of finance expenses is as follows:

	Yen in millions
	Year ended March 31,
	2019	2020	2021
Interest expenses
Financial liabilities measured at amortized cost
Bonds	109	109	95
Borrowings	322	294	274
Other	98	155	133
Foreign exchange losses	—	9	—
Other	24	24	64

Total	553	591	566